UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5611

Name of Fund: MuniVest Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, MuniVest Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 08/31/05

Date of reporting period: 03/01/05 - 05/31/05

Item 1 - Schedule of Investments

MuniVest Fund, Inc.
Schedule of Investments as of May 31, 2005                        (in Thousands)

                               Face
State                        Amount     Municipal Bonds                                                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 4.0%              $ 2,550     Camden, Alabama, IDB, Exempt Facilities Revenue Bonds (Weyerhaeuser Company),
                                        Series A, 6.125% due 12/01/2024                                                   $   2,829
                              7,500     Courtland, Alabama, IDB, Solid Waste Disposal Revenue Bonds (Champion
                                        International Corporation Project), AMT, Series A, 6.50% due 9/01/2025                7,715
                                        Huntsville, Alabama, Health Care Authority Revenue Bonds:
                              3,500         Series A, 5.75% due 6/01/2031                                                     3,737
                              5,000         Series B, 5.75% due 6/01/2032                                                     5,377
                              5,000     Selma, Alabama, IDB, Environmental Improvement Revenue Refunding Bonds
                                        (International Paper Company Project), Series B, 5.50% due 5/01/2020                  5,313
-----------------------------------------------------------------------------------------------------------------------------------
Alaska - 2.9%                 7,405     Anchorage, Alaska, Lease Revenue Bonds (Correctional Facility), 6%
                                        due 2/01/2010 (a)(i)                                                                  8,344
                              9,500     Valdez, Alaska, Marine Terminal Revenue Refunding Bonds (BP Pipelines Inc.
                                        Project), VRDN, Series B, 2.98% due 7/01/2037 (l)                                     9,500
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 1.6%                4,375     Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                        Project 1), Series A, 6.75% due 7/01/2029                                             4,364
                                        Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                        Project):
                              2,100         Series E, 7.25% due 7/01/2031                                                     2,270
                                500         Series I, 6.10% due 7/01/2024                                                       515
                              1,000         Series I, 6.30% due 7/01/2031                                                     1,029
                              1,610     Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona Charter
                                        Schools Project II), Series A, 6.75% due 7/01/2021                                    1,705
-----------------------------------------------------------------------------------------------------------------------------------
California - 19.8%                      California State Public Works Board, Lease Revenue Bonds:
                              5,000         (Department of Corrections), Series C, 5.50% due 6/01/2022                        5,528
                              6,000         (Department of Corrections), Series C, 5.50% due 6/01/2023                        6,616
                             10,775         (Department of Mental Health - Coalinga State Hospital), Series A, 5.125%
                                            due 6/01/2029                                                                    11,326
                                        California State, Various Purpose, GO:
                             13,570         5.50% due 4/01/2030                                                              15,086
                             16,250         5.50% due 11/01/2033                                                             18,057

--------------------------------------------------------------------------------
Portfolio Abbreviations
--------------------------------------------------------------------------------

To simplify the listings of MuniVest Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT            Alternative Minimum Tax (subject to)
DRIVERS        Derivative Inverse Tax-Exempt Receipts
EDA            Economic Development Authority
GO             General Obligation Bonds
HDA            Housing Development Authority
HFA            Housing Finance Agency
IDA            Industrial Development Authority
IDB            Industrial Development Board
IDR            Industrial Development Revenue Bonds
M/F            Multi-Family
PCR            Pollution Control Revenue Bonds
RIB            Residual Interest Bonds
RITR           Residual Interest Trust Receipts
S/F            Single-Family
VRDN           Variable Rate Demand Notes

MuniVest Fund, Inc.
Schedule of Investments as of May 31, 2005                        (in Thousands)

                               Face
State                        Amount     Municipal Bonds                                                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                            $ 5,240     California Statewide Communities Development Authority, Health Facility Revenue
                                        Bonds (Memorial Health Services), Series A, 6% due 10/01/2023                     $   5,890
                                        Golden State Tobacco Securitization Corporation of California, Tobacco
                                        Settlement Revenue Bonds:
                              7,280         Series A-3, 7.875% due 6/01/2042                                                  8,552
                              3,750         Series A-4, 7.80% due 6/01/2042                                                   4,387
                              1,425         Series A-5, 7.875% due 6/01/2042                                                  1,674
                             13,900         Series B, 5.375% due 6/01/2028                                                   14,649
                              8,850         Series B, 5.50% due 6/01/2033                                                     9,600
                             15,000         Series B, 5.50% due 6/01/2033 (f)                                                16,506
                              5,000         Series B, 5.50% due 6/01/2043 (f)                                                 5,466
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 2.5%               9,915     Arapahoe County, Colorado, School District Number 005, GO (Cherry Creek), 6%
                                        due 12/15/2009 (a)                                                                   11,054
                                        Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series A-2:
                              1,040         6.60% due 5/01/2028                                                               1,066
                                310         7.50% due 4/01/2031                                                                 325
                              3,000     Colorado Health Facilities Authority Revenue Bonds (Lutheran Medical Center),
                                        Series A, 5.25% due 6/01/2034                                                         3,131
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 0.5%            2,810     Mohegan Tribe Indians Gaming Authority, Connecticut, Public Improvement
                                        Revenue Refunding Bonds (Priority Distribution), 6.25% due 1/01/2031                  3,043
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 2.8%                6,000     Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                        (Adventist Health System), Series D, 5.375% due 11/15/2035                            6,323
                             10,320     Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                        (Adventist Health System), 5.625% due 11/15/2032                                     11,075
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 3.0%                          Georgia Municipal Electric Authority, Power Revenue Refunding Bonds:
                              4,600         Series W, 6.60% due 1/01/2018                                                     5,583
                                250         Series W, 6.60% due 1/01/2018 (e)                                                   303
                                250         Series Y,10% due 1/01/2010 (e)                                                      322
                                        Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds
                                        (Georgia College and State University Foundation):
                              4,390         5.50% due 9/01/2024                                                               4,679
                              2,000         5.625% due 9/01/2030                                                              2,123
                              4,785     Monroe County, Georgia, Development Authority, PCR, Refunding (Oglethorpe Power
                                        Corporation-Scherer), Series A, 6.80% due 1/01/2011                                   5,561
-----------------------------------------------------------------------------------------------------------------------------------
Idaho - 0.1%                    915     Idaho Housing Agency, S/F Mortgage Revenue Refunding Bonds, AMT, Series E-2,
                                        6.90% due 1/01/2027                                                                     917
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 19.3%              5,000     Chicago, Illinois, O'Hare International Airport, General Airport Revenue
                                        Refunding Bonds, Third Lien, AMT, Series A, 5.75% due 1/01/2019 (c)                   5,505
                                        Chicago, Illinois, O'Hare International Airport Revenue Bonds, AMT:
                             11,200         3rd Lien, Series B-2, 6% due 1/01/2029 (n)                                       12,683
                              8,540         Series 368, DRIVERS, 8.684% due 7/01/2011 (c)(m)                                 10,921

MuniVest Fund, Inc.
Schedule of Investments as of May 31, 2005                        (in Thousands)

                               Face
State                        Amount     Municipal Bonds                                                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                            $ 7,000     Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds,
                                        DRIVERS, AMT, Series 253, 8.19% due 1/01/2020 (c)(m)                              $   8,414
                                130     Chicago, Illinois, S/F Mortgage Revenue Bonds, AMT, Series C, 7%
                                        due 3/01/2032 (b)(d)(k)                                                                 131
                             10,000     Hodgkins, Illinois, Environmental Improvement Revenue Bonds (Metro Biosolids
                                        Management LLC Project), AMT, 6% due 11/01/2023                                      10,659
                              2,140     Illinois Development Finance Authority Revenue Bonds (Community Rehabilitation
                                        Providers Facilities), Series A, 6.50% due 7/01/2022                                  2,314
                              1,365     Illinois Development Finance Authority, Revenue Refunding Bonds (Community
                                        Rehabilitation Providers Facilities), Series A, 6% due 7/01/2015                      1,418
                              1,685     Illinois HDA Revenue Refunding Bonds (M/F Program), Series 5, 6.75%
                                        due 9/01/2023                                                                         1,723
                                600     Illinois State Finance Authority Revenue Bonds (Northwestern University), VRDN,
                                        Sub-Series A, 2.90% due 12/01/2034 (l)                                                  600
                              5,245     Kane and De Kalb Counties, Illinois, Community Unit School District Number 302,
                                        GO, DRIVERS, Series 283, 8.22% due 2/01/2018 (f)(m)                                   6,732
                                        McLean and Woodford Counties, Illinois, Community Unit, School District Number
                                        005, GO, Refunding (i):
                              5,000         6.25% due 12/01/2014                                                              5,827
                              4,000         6.375% due 12/01/2016                                                             4,667
                                        Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax and
                                        Capital Appreciation Revenue Bonds (McCormick Place Expansion Project),
                                        Series A (c):
                             16,000         5.05%** due 12/15/2038                                                            3,256
                             43,550         5.154%** due 12/15/2039                                                           8,451
                             18,550     Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax
                                        Revenue Refunding Bonds (McCormick Place Expansion Project), Series B, 5.75%
                                        due 6/15/2023 (c)                                                                    20,969
                                        Regional Transportation Authority, Illinois, Revenue Bonds:
                              3,500         Series A, 7.20% due 11/01/2020 (h)                                                4,511
                              4,000         Series C, 7.75% due 6/01/2020 (f)                                                 5,668
                              3,000     Will County, Illinois, Environmental Revenue Bonds (Mobil Oil Refining
                                        Corporation Project), AMT, 6.40% due 4/01/2026                                        3,136
                                        Will County, Illinois, School District Number 122 (New Lenox Elementary), GO,
                                        Series A (i):
                              1,475         6.50% due 11/01/2010 (a)                                                          1,718
                                505         6.50% due 11/01/2013                                                                582
                                395         6.50% due 11/01/2015                                                                455
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 6.6%                1,700     Fort Wayne, Indiana, PCR, Refunding (General Motors Corporation Project), 6.20%
                                        due 10/15/2025                                                                        1,668
                              6,500     Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds
                                        (Clarian Health Partners Inc.), Series A, 6% due 2/15/2021                            6,851
                              4,290     Indiana State HFA, S/F Mortgage Revenue Refunding Bonds, Series A, 6.80%
                                        due 1/01/2017 (j)                                                                     4,297
                              8,195     Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A,
                                        6.80% due 12/01/2016                                                                 10,139
                             15,335     Indianapolis, Indiana, Local Public Improvement Bond, Bank Revenue Refunding
                                        Bonds, Series D, 6.75% due 2/01/2014 (e)                                             18,328

MuniVest Fund, Inc.
Schedule of Investments as of May 31, 2005                        (in Thousands)

                               Face
State                        Amount     Municipal Bonds                                                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
Kansas - 0.6%               $ 3,805     Sedgwick and Shawnee Counties, Kansas, S/F Mortgage Revenue Bonds (Mortgage
                                        Backed Securities Program), AMT, Series A-4, 5.95% due 12/01/2033 (b)(d)          $   3,995
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 2.5%              4,000     De Soto Parish, Louisiana, Environmental Improvement Revenue Refunding Bonds
                                        (International Paper Co. Project), AMT, Series B, 6.55% due 4/01/2019                 4,080
                             10,575     Louisiana Local Government, Environmental Facilities, Community Development
                                        Authority Revenue Bonds (Capital Projects and Equipment Acquisition), Series A,
                                        6.30% due 7/01/2030 (h)                                                              11,558
-----------------------------------------------------------------------------------------------------------------------------------
Maine - 0.3%                            Portland, Maine, Housing Development Corporation, Senior Living Revenue Bonds
                                        (Avesta Housing Development Corporation Project), Series A:
                                775         5.70% due 8/01/2021                                                                 776
                              1,190         6% due 2/01/2034                                                                  1,192
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 7.6%          2,035     Boston, Massachusetts, Water and Sewer Commission Revenue Bonds, 9.25%
                                        due 1/01/2011 (e)                                                                     2,607
                              3,010     Massachusetts Bay Transportation Authority Revenue Refunding Bonds (General
                                        Transportation System), Series A, 7% due 3/01/2019                                    3,856
                             30,000     Massachusetts State Water Resource Authority Revenue Bonds, Series A, 6.50%
                                        due 7/15/2019                                                                        36,846
                              3,480     Massachusetts State Water Resource Authority, Revenue Refunding Bonds,
                                        Series A, 6% due 8/01/2010 (a)(f)                                                     3,968
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 3.5%               7,695     Delta County, Michigan, Economic Development Corporation, Environmental
                                        Improvement Revenue Refunding Bonds (Mead Westvaco-Escanaba), Series A, 6.25%
                                        due 4/15/2012 (a)                                                                     9,073
                                        Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds
                                        (Mount Clemens General Hospital), Series B:
                              3,715         5.75% due 11/15/2025                                                              3,727
                              5,250         5.875% due 11/15/2034                                                             5,297
                              1,900     Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds
                                        (Crittenton Hospital), Series A, 5.625% due 3/01/2027                                 2,043
                                        Michigan State Hospital Finance Authority, Revenue Refunding Bonds:
                                390         (Ascension Health Credit), Series A, 6.125% due 11/15/2009 (a)                      442
                              1,000         (Sinai Hospital), 6.70% due 1/01/2026                                             1,013
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota - 1.5%              7,235     Minneapolis, Minnesota, Health Care System Revenue Bonds (Allina Health System),
                                        Series A, 5.75% due 11/15/2032                                                        7,779
                              1,405     Saint Cloud, Minnesota, Health Care Revenue Refunding Bonds (Saint Cloud
                                        Hospital Obligation Group), Series A, 6.25% due 5/01/2017 (i)                         1,598
-----------------------------------------------------------------------------------------------------------------------------------
Mississippi - 4.9%                      Lowndes County, Mississippi, Solid Waste Disposal and PCR, Refunding
                                        (Weyerhaeuser Company Project):
                              3,710         Series A, 6.80% due 4/01/2022                                                     4,512
                              4,000         Series B, 6.70% due 4/01/2022                                                     4,866
                             20,705     Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System
                                        Energy Resources Inc. Project), 5.875% due 4/01/2022                                 21,070

MuniVest Fund, Inc.
Schedule of Investments as of May 31, 2005                        (in Thousands)

                               Face
State                        Amount     Municipal Bonds                                                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
Missouri - 0.5%             $ 2,600     Missouri State Development Finance Board, Infrastructure Facilities Revenue
                                        Refunding Bonds (Branson), Series A, 5.50% due 12/01/2032                         $   2,752
                                315     Missouri State Housing Development Commission, S/F Mortgage Revenue Bonds
                                        (Homeowner Loan), AMT, Series A, 7.50% due 3/01/2031 (b)(d)                             330
-----------------------------------------------------------------------------------------------------------------------------------
Montana - 1.0%                6,000     Forsyth, Montana, PCR, Refunding (Portland General Electric Company),
                                        Series A, 5.20% due 5/01/2033                                                         6,303
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 0.1%                 810     Nebraska Investment Finance Authority, S/F Housing Revenue Bonds, AMT,
                                        Series C, 6.30% due 9/01/2028 (b)(d)(k)                                                 822
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 1.9%                 6,700     Clark County, Nevada, IDR (Power Company Project), AMT, Series A, 6.70%
                                        due 6/01/2022 (f)                                                                     6,825
                                        Nevada Housing Division, Multi-Unit Housing Revenue Bonds, AMT (b):
                              3,475         (Arville Electric Project), 6.60% due 10/01/2023                                  3,584
                              1,235         Issue B, 7.45% due 10/01/2017                                                     1,262
                                        Nevada Housing Division Revenue Bonds (S/F Program), AMT (j):
                                225         Senior Series E, 7% due 10/01/2019                                                  228
                                 60         Series A, 6.55% due 10/01/2012                                                       61
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 0.5%          2,675     New Hampshire Health and Education Facilities Authority, Revenue Refunding
                                        Bonds (Elliot Hospital), Series B, 5.60% due 10/01/2022                               2,861
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 5.2%                       New Jersey EDA, Cigarette Tax Revenue Bonds:
                              9,080         5.50% due 6/15/2024                                                               9,651
                              2,885         5.75% due 6/15/2029                                                               3,117
                              2,855         5.50% due 6/15/2031                                                               3,007
                              6,695         5.75% due 6/15/2034                                                               7,167
                              8,480     Tobacco Settlement Financing Corporation of New Jersey Revenue Bonds, 7%
                                        due 6/01/2041                                                                         9,393
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico - 0.5%             3,300     Farmington, New Mexico, PCR, Refunding (Public Service Company-San Juan
                                        Project), Series A, 5.80% due 4/01/2022                                               3,417
-----------------------------------------------------------------------------------------------------------------------------------
New York - 17.6%             10,000     Metropolitan Transportation Authority, New York, Revenue Bonds, Series A, 5%
                                        due 11/15/2033                                                                       10,671
                              6,000     Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                                        Series A, 5.125% due 11/15/2031                                                       6,340
                                        New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                        System, Revenue Refunding Bonds:
                              7,405         Series B, 5% due 6/15/2036                                                        7,832
                              5,250         Series D, 5% due 6/15/2037                                                        5,559
                              7,875     New York City, New York, City Transitional Finance Authority Revenue Bonds, RIB,
                                        Series 283, 5% due 5/15/2010 (a)(m)                                                  10,333

MuniVest Fund, Inc.
Schedule of Investments as of May 31, 2005                        (in Thousands)

                               Face
State                        Amount     Municipal Bonds                                                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                                        New York City, New York, GO:
                            $ 1,500         Series D, 5% due 11/01/2027                                                   $   1,585
                              7,150         Series F, 5.25% due 1/15/2033                                                     7,640
                              1,445         Series I, 6.25% due 4/15/2007 (a)(n)                                              1,548
                                 20         Series I, 6.25% due 4/15/2017 (n)                                                    21
                                 65         Series I, 6.25% due 4/15/2027 (n)                                                    69
                              5,850         Series M, 5% due 4/01/2030                                                        6,161
                             14,850         Series M, 5% due 4/01/2035                                                       15,602
                              6,800         Series O, 5% due 6/01/2030                                                        7,167
                                        New York City, New York, GO, Refunding:
                              7,035         Series A, 6.375% due 5/15/2010 (a)(f)                                             8,168
                                965         Series A, 6.375% due 5/15/2014 (f)                                                1,108
                              4,000         Series G, 5% due 12/01/2033                                                       4,198
                                        New York State Dormitory Authority, Revenue Refunding Bonds:
                              1,000         (Mount Sinai Health), Series A, 6.50% due 7/01/2025                               1,067
                             11,875         RIB, Series 305, 8.74% due 5/15/2015 (c)(m)                                      15,067
-----------------------------------------------------------------------------------------------------------------------------------
Oregon - 1.0%                 2,000     Portland, Oregon, Airport Way, Urban Renewal and Redevelopment Tax Allocation
                                        Refunding Bonds, Series A, 6% due 6/15/2015 (h)                                       2,261
                              3,305     Portland, Oregon, Sewer System Revenue Bonds, RIB, Series 386, 8.22%
                                        due 8/01/2020 (f)(m)                                                                  4,050
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 4.0%           2,440     Pennsylvania State Higher Education Assistance Agency Revenue Bonds, Capital
                                        Acquisition, 6.125% due 12/15/2010 (a)(c)                                             2,808
                              6,250     Pennsylvania State Higher Educational Facilities Authority Revenue Bonds
                                        (University of Pennsylvania Medical Center Health System), Series A, 6%
                                        due 1/15/2031                                                                         6,940
                                        Philadelphia, Pennsylvania, Authority for Industrial Development, Senior Living
                                        Revenue Bonds:
                              1,000         (Arbor House Inc. Project), Series E, 6.10% due 7/01/2033                           979
                              1,355         (Rieder House Project), Series A, 6.10% due 7/01/2033                             1,326
                              9,280     Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds (Guthrie
                                        Healthcare System), Series B, 7.125% due 12/01/2031                                  11,094
                              1,750     Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds
                                        (Guthrie Healthcare System), Series A, 6.25% due 12/01/2018                           1,956
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina - 1.9%         3,500     Lexington County, South Carolina, Health Services District Inc., Hospital
                                        Revenue Refunding and Improvement Bonds, 5.50% due 11/01/2032                         3,703
                              2,450     Medical University Hospital Authority, South Carolina, Hospital Facilities
                                        Revenue Refunding Bonds, 6.50% due 8/15/2012 (a)                                      2,946
                              5,000     Richland County, South Carolina, Environmental Improvement Revenue Refunding
                                        Bonds (International Paper), AMT, 6.10% due 4/01/2023                                 5,392
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 1.6%              2,000     McMinn County, Tennessee, IDB, Solid Waste Revenue Bonds (Recycling
                                        Facility-Calhoun Newsprint), AMT, 7.40% due 12/01/2022                                2,010

MuniVest Fund, Inc.
Schedule of Investments as of May 31, 2005                        (in Thousands)

                               Face
State                        Amount     Municipal Bonds                                                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                                        Shelby County, Tennessee, Health, Educational and Housing Facility Board,
                                        Hospital Revenue Refunding Bonds (Methodist Healthcare):
                            $ 4,120         6.50% due 9/01/2012 (a)                                                       $   4,944
                              2,380         6.50% due 9/01/2026 (e)                                                           2,835
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 18.2%                           Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                                        First Tier, Series A:
                              6,000         6.70% due 1/01/2028                                                               6,429
                              1,290         6.70% due 1/01/2032                                                               1,373
                                200     Bell County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                        Bonds (Scott & White Memorial Hospital), VRDN, Series 2001-2, 2.95%
                                        due 8/15/2031 (c)(l)                                                                    200
                                        Brazos River Authority, Texas, PCR, Refunding, AMT:
                              3,000         (Texas Utilities Electric Company Project), Series B, 5.40% due 5/01/2029         3,058
                              3,055         (Texas Utility Company), Series A, 7.70% due 4/01/2033                            3,628
                             11,870         (Utilities Electric Company), Series B, 5.05% due 6/01/2030                      12,074
                             11,460     Brazos River, Texas, Harbor Navigation District, Brazoria County Environmental
                                        Revenue Refunding Bonds (Dow Chemical Company Project), AMT, Series A-7, 6.625%
                                        due 5/15/2033                                                                        12,767
                              3,000     Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                        Bonds (Good Shepherd Medical Center Project), 6.875% due 10/01/2020 (g)               3,466
                             10,250     Guadalupe-Blanco River Authority, Texas, Sewage and Solid Waste Disposal
                                        Facility Revenue Bonds (E. I. du Pont de Nemours and Company Project), AMT,
                                        6.40% due 4/01/2026                                                                  10,679
                              3,000     Gulf Coast, Texas, Waste Disposal Authority Revenue Refunding Bonds
                                        (International Paper Company), AMT, Series A, 6.10% due 8/01/2024                     3,214
                              5,500     Harris County, Houston, Texas, Sports Authority, Revenue Refunding Bonds, Senior
                                        Lien, Series G, 5.75% due 11/15/2020 (c)                                              6,102
                             10,385     Harris County, Texas, Health Facilities Development Corporation, Revenue
                                        Refunding Bonds, RITR, Series 6, 7.825% due 12/01/2027 (e)(m)                        14,668
                              1,795     Houston, Texas, Industrial Development Corporation Revenue Bonds (Air Cargo),
                                        AMT, 6.375% due 1/01/2023                                                             1,863
                              2,030     Mansfield, Texas, Independent School District, GO, Refunding, 6.625%
                                        due 2/15/2015                                                                         2,320
                              9,355     Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds
                                        (Centerpoint Energy Project), 5.60% due 3/01/2027                                     9,785
                              5,225     Midway, Texas, Independent School District, GO, Refunding, 6.125% due 8/15/2014       5,903
                              2,700     Port Corpus Christi, Texas, Revenue Refunding Bonds (Celanese Project),
                                        Series A, 6.45% due 11/01/2030                                                        2,854
                              5,000     Red River Authority, Texas, PCR, Refunding (Celanese Project), AMT, Series B,
                                        6.70% due 11/01/2030                                                                  5,286
                              6,250     San Antonio, Texas, Electric and Gas Revenue Bonds, RIB, Series 469x, 8.27%
                                        due 2/01/2014 (m)                                                                     7,682
-----------------------------------------------------------------------------------------------------------------------------------
Vermont - 0.2%                1,000     Vermont Educational and Health Buildings Financing Agency, Developmental and
                                        Mental Health Revenue Bonds (Howard Center for Human Services), Series A,
                                        6.375% due 6/15/2022                                                                  1,071
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 0.9%               1,425     Chesterfield County, Virginia, IDA, PCR (Virginia Electric and Power Company),
                                        Series A, 5.875% due 6/01/2017                                                        1,568

MuniVest Fund, Inc.
Schedule of Investments as of May 31, 2005                        (in Thousands)

                               Face
State                        Amount     Municipal Bonds                                                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                            $ 1,500     Isle of Wight County, Virginia, IDA, Solid Waste Disposal Facilities Revenue
                                        Bonds (Union Camp Corporation Project), AMT, 6.55% due 4/01/2024                  $   1,520
                              2,440     Virginia State HDA, Commonwealth Mortgage Revenue Bonds, Series J,
                                        Sub-Series J-1, 5.20% due 7/01/2019 (c)                                               2,461
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 8.3%                       Energy Northwest, Washington, Electric Revenue Refunding Bonds, DRIVERS (m):
                              5,330         Series 248, 8.22% due 7/01/2018 (c)                                               6,709
                              3,510         Series 255, 8.717% due 7/01/2018 (h)                                              4,550
                              7,350         Series 256, 8.72% due 7/01/2017 (c)                                               9,548
                              2,440     Seattle, Washington, Housing Authority Revenue Bonds (Replacement Housing
                                        Project), 6.125% due 12/01/2032                                                       2,432
                              8,100     Washington State, GO, Trust Receipts, Class R, Series 6, 8.653%
                                        due 1/01/2014 (i)(m)                                                                 10,092
                             14,320     Washington State Public Power Supply System, Revenue Refunding Bonds (Nuclear
                                        Project Number 1), Series B, 7.125% due 7/01/2016                                    18,406
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 2.4%              4,260     Badger Tobacco Asset Securitization Corporation, Wisconsin, Asset-Backed
                                        Revenue Bonds, 6.125% due 6/01/2027                                                   4,433
                              1,765     Milwaukee, Wisconsin, Revenue Bonds (Air Cargo), AMT, 6.50% due 1/01/2025             1,864
                              5,000     Wisconsin State Health and Educational Facilities Authority, Mortgage Revenue
                                        Bonds (Hudson Memorial Hospital), 5.70% due 1/15/2029 (j)                             5,381
                              3,040     Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                                        (Synergyhealth Inc.), 6% due 11/15/2032                                               3,296
-----------------------------------------------------------------------------------------------------------------------------------
Wyoming - 2.1%                          Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds (FMC Corporation
                                        Project), AMT:
                              5,425         Series A, 7% due 6/01/2024                                                        5,485
                              7,475         Series B, 6.90% due 9/01/2024                                                     7,588
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin Islands - 1.4%    8,000     Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
                                        Coker Project), AMT, 6.50% due 7/01/2021                                              9,098
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments  (Cost - $873,164*) - 153.3%                                                                              956,474

Other Assets Less Liabilities - 0.3%                                                                                          1,745

Preferred Stock, at Redemption Value - (53.6%)                                                                             (334,184)
                                                                                                                          ---------
Net Assets Applicable to Common Stock - 100.0%                                                                            $ 624,035
                                                                                                                          =========

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2005, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Aggregate cost                                                  $ 873,204
                                                                      =========
      Gross unrealized appreciation                                   $  83,494
      Gross unrealized depreciation                                        (224)
                                                                      ---------
      Net unrealized appreciation                                     $  83,270
                                                                      =========

** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
(a)   Prerefunded.
(b)   FNMA Collateralized.

MuniVest Fund, Inc.
Schedule of Investments as of May 31, 2005

(c)   MBIA Insured.
(d)   GNMA Collateralized.
(e)   Escrowed to maturity.
(f)   FGIC Insured.
(g)   Radian Insured.
(h)   AMBAC Insured.
(i)   FSA Insured.
(j)   FHA Insured.
(k)   FHLMC Collateralized.
(l) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(m) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(n)   XL Capital Insured.

      Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                             Net        Dividend
      Affiliate                                           Activity       Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund         (37,658)         $96
      --------------------------------------------------------------------------

      Forward interest rate swaps outstanding as of May 31, 2005 were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                     Notional        Unrealized
                                                      Amount        Depreciation
      --------------------------------------------------------------------------
      Receive a variable rate equal to the 7-Day
        Bond Market Association Municipal Swap
        Index Rate and pay a fixed rate of 3.811%
      Broker, JPMorgan Chase Bank
         Expires June 2015                            $ 7,000           $  (224)

      Receive a variable rate equal to the 7-Day
        Bond Market Association Municipal Swap
        Index Rate and pay a fixed rate of 3.702%
      Broker, JPMorgan Chase Bank
         Expires July 2015                            $43,500              (948)

      Receive a variable rate equal to the 7-Day
        Bond Market Association Municipal Swap
        Index Rate and pay a fixed rate of 3.605%
      Broker, JPMorgan Chase Bank
        Expires August 2015                           $47,600              (627)
      --------------------------------------------------------------------------
      Total                                                             $(1,799)
                                                                        =======

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniVest Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniVest Fund, Inc.

Date: July 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniVest Fund, Inc.

Date: July 15, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    MuniVest Fund, Inc.

Date: July 15, 2005